FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE: Summary of contractual maturities of financial liablilities (Details) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024
Accounts payable, current	$ 205,071	$ 173,954
Accrued liabilities, current	95,343	51,893
Due to related parties, current	631,158	600,223
Loans payable, all	2,039,862	2,561,691
Withholding taxes payable, noncurrent	140,564	$ 138,568
Liabilities other than flow-through premium	3,111,998
Not later than one year
Accounts payable, current	205,071
Accrued liabilities, current	95,343
Due to related parties, current	631,158
Loans payable, all	509,950
Liabilities other than flow-through premium	1,441,522
Later than one year and not later than five years
Loans payable, all	1,529,912
Liabilities other than flow-through premium	1,529,912
Later than five years
Withholding taxes payable, noncurrent	140,564
Liabilities other than flow-through premium	$ 140,564